Financial Risk Management - Interest rate risk on NOK 2024 Bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cross currency swaps qualified as cash flow hedging instruments
Financial Risk Management
Notional amount	$ 98,550	$ 98,550
Gaslog with counterparty DNB, traded in November 2019
Financial Risk Management
Notional amount	$ 32,850	32,850
Maturing in	Nov 2024
Gaslog with counterparty SEB, traded in November 2019
Financial Risk Management
Notional amount	$ 32,850	32,850
Maturing in	Nov 2024
Gaslog with counterparty Nordea, traded in November 2019
Financial Risk Management
Notional amount	$ 32,850	$ 32,850
Maturing in	Nov 2024